STOCK OPTIONS AND WARRANTS (Details 3) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Exercise price (in dollars per share)	$ 1.64	$ 1.63	$ 0.73	$ 0.68
Number outstanding	$ 15,652,024	$ 15,464,700	$ 8,217,376	$ 5,550,709
Warrant Exercise price 0.86 [Member]
Exercise price (in dollars per share)	$ 0.86	$ 0.86
Number outstanding	$ 3,850,709	$ 3,850,709
Weighted average remaining contractual life (years)	5 years 1 month 13 days	5 years 7 months 13 days
Weighted average exercise price	$ 0.86	$ 0.86
Number exercisable	3,850,709	3,850,709
Weighted average remaining contractual life (years)	5 years 1 month 13 days	5 years 7 months 13 days
Warrant Exercise price 0.38 [Member]
Exercise price (in dollars per share)	$ 0.38	$ 0.38
Number outstanding	$ 2,000,000	$ 2,000,000
Weighted average remaining contractual life (years)	4 years 8 months 8 days	5 years 2 months 8 days
Weighted average exercise price	$ 0.38	$ 0.38
Number exercisable	2,000,000	2,000,000
Weighted average remaining contractual life (years)	4 years 8 months 8 days	5 years 2 months 8 days
Warrant Exercise price 0.75 [Member]
Exercise price (in dollars per share)	$ 0.75	$ 0.75
Number outstanding	$ 2,666,667	$ 2,666,667
Weighted average remaining contractual life (years)	7 years 11 months 12 days	8 years 5 months 12 days
Weighted average exercise price	$ 0.75	$ 0.75
Number exercisable	2,666,667	2,666,667
Weighted average remaining contractual life (years)	7 years 11 months 12 days	8 years 5 months 12 days
Warrant Exercise price 2.75 [Member]
Exercise price (in dollars per share)	$ 2.75	$ 2.75
Number outstanding	$ 323,864	$ 323,864
Weighted average remaining contractual life (years)	2 years 8 months 1 day	1 year 2 months 1 day
Weighted average exercise price	$ 2.75	$ 2.75
Number exercisable	323,864	323,864
Weighted average remaining contractual life (years)	2 years 8 months 1 day	1 year 2 months 1 day
Warrant Exercise price 2.80 [Member]
Exercise price (in dollars per share)	$ 2.80	$ 2.80
Number outstanding	$ 50,000	$ 50,000
Weighted average remaining contractual life (years)	9 years 25 days	9 years 6 months 25 days
Weighted average exercise price	$ 2.80	$ 2.80
Number exercisable	50,000	50,000
Weighted average remaining contractual life (years)	9 years 25 days	9 years 6 months 25 days
Warrant Exercise price 2.75. [Member]
Exercise price (in dollars per share)	$ 2.75	$ 2.75
Number outstanding	$ 6,573,460	$ 6,573,460
Weighted average remaining contractual life (years)	2 years 6 months	3 years
Weighted average exercise price	$ 2.75	$ 2.75
Number exercisable	6,573,460	6,573,460
Weighted average remaining contractual life (years)	2 years 6 months	3 years
Warrant Exercise price 2.35 [Member]
Exercise price (in dollars per share)	$ 2.35
Number outstanding	$ 187,324
Weighted average remaining contractual life (years)	4 years 11 months 15 days
Weighted average exercise price	$ 2.35
Number exercisable	34,273
Weighted average remaining contractual life (years)	4 years 11 months 15 days